STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock Series A [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 300	$ 10,521	$ 202,294	$ (246,590)	$ (33,475)
Shares, Outstanding, Beginning Balance at Dec. 31, 2023	300,000	10,521,335
Common stock issued for debt – related party		$ 90,000	(4,624)		85,376
Stock Issued During Period, Shares, Other		90,000,000
Net loss				(60,475)	(60,475)
Ending balance, value at Dec. 31, 2024	$ 300	$ 100,521	197,670	(307,065)	(8,574)
Shares, Outstanding, Ending Balance at Dec. 31, 2024	300,000	100,521,335
Net loss				(58,018)	(58,018)
Forgiveness of related party debt	0	0	4,443	0	4,443
Ending balance, value at Dec. 31, 2025	$ 300	$ 100,521	$ 202,113	$ (365,083)	$ (62,149)
Shares, Outstanding, Ending Balance at Dec. 31, 2025	300,000	100,521,335